Biological Assets - Schedule of detailed information about biological assets (Details) $ in Thousands	12 Months Ended
	Jul. 31, 2022 CAD ($) CAD_per_Driedgram Gram	Jul. 31, 2021 CAD ($) CAD_per_Driedgram Gram
Derived from actual retail prices on a per product
Weighted average selling price input values per dried gram | CAD_per_Driedgram	2.73	3.05
Sensitivity analysis, impact of variance on selling price to valuation	$ 1,190	$ 746
Obtained through historical harvest cycle results on a per strain basis
Sensitivity analysis, impact of variance on average yield per plant to valuation	803	460
Obtained through the estimates of post-harvest cost within the cultivation and production cycle
Sensitivity analysis impact of variance on wastage expectation result in change in valuation	$ 303	$ 636
Minimum
Obtained through historical harvest cycle results on a per strain basis
Average yield per plant | Gram	82	24
Obtained through the estimates of post-harvest cost within the cultivation and production cycle
Wastage dependent upon the stage within the harvest cycle	0.19%	0.67%
Maximum
Obtained through historical harvest cycle results on a per strain basis
Average yield per plant | Gram	1,307	116
Obtained through the estimates of post-harvest cost within the cultivation and production cycle
Wastage dependent upon the stage within the harvest cycle	0.63%	0.84%